Accrued Expenses and Other Current Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

(9) Accrued Expenses and Other Current Liabilities

As of September 30, 2021 and December 31, 2020, accrued expenses and other current liabilities consisted of the following:

	September 30, 2021	December 31, 2020
Accrued vacation	$673,541	$438,936
Accrued payroll	208,105	314,451
Accrued construction-in-progress	87,926	637,776
Accrued supplies	1,261,696	301,989
Accrued contract manufacturing	1,709,964	-
Accrued clinical trial expense	338,802	-
Accrued outside lab services	85,764	-
Accrued professional services	470,476	120,744
Accrued animal care expense	128,028	-
Other accrued expenses	44,797	90,982

	$5,009,099	$1,904,878

(8) Accrued Expenses and Other Current Liabilities

As of December 31, 2020 and 2019, accrued expenses and other current liabilities consisted of the following:

	2020	2019
Accrued vacation	$438,936	$248,722
Accrued payroll	314,451	143,210
Accrued construction-in-progress	637,776	-
Accrued lab supplies	301,989	18,837
Accrued project consulting	120,744	5,352
Other accrued expenses	90,982	78,433
	$1,904,878	$494,554